Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	15 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
The Brinsmere Fund - Conservative ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Brinsmere Fund - Conservative ETF NAV
Average Annual Return, Percent		3.30%	6.00%
The Brinsmere Fund - Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Brinsmere Fund - Growth ETF NAV
Average Annual Return, Percent		1.28%	6.81%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent		8.25%	15.59%
S&P Target Risk Moderate Index (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index (TR)
Average Annual Return, Percent		5.89%	7.67%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent		8.25%	15.59%
S&P Target Risk Balanced Index (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Balanced Index (TR)
Average Annual Return, Percent		6.27%	9.44%